Raw Materials and Consumables Used - Schedule of Raw Materials and Consumables Used (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Raw Materials And Consumables Used [Line Items]
Energy purchases	$ (1,785,282,844)	$ (1,885,218,041)	$ (1,296,992,284)
Fuel consumption	(536,292,557)	(587,063,837)	(374,868,794)
Energy transmission cost	(321,591,798)	(295,519,943)	(151,738,224)
Gas sales cost	(243,391,369)	(519,475,247)	(110,831,219)
Other variable supplies and services	(109,026,891)	(112,246,999)	(76,874,883)
Total raw materials and consumables used	(2,995,585,459)	(3,399,524,067)	(2,011,305,404)
Gas [Member]
Disclosure Of Raw Materials And Consumables Used [Line Items]
Fuel consumption	(519,490,872)	(441,848,645)	(251,009,877)
Oil [Member]
Disclosure Of Raw Materials And Consumables Used [Line Items]
Fuel consumption	$ (16,801,685)	(45,657,067)	(27,576,693)
Impairment loss recognised		1,076,839	667,298
Coal [Member]
Disclosure Of Raw Materials And Consumables Used [Line Items]
Fuel consumption		(99,558,125)	(96,282,224)
Impairment loss recognised		$ 50,136,749	$ 45,904,847